Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Restricted Cash and Cash Equivalents [Table Text Block]

(In millions)	December 31, 2016	December 31, 2015
Cash and cash equivalents	$1,513	$1,227
Restricted cash, current portion	3,113	58
Restricted cash, non-current portion	5	109
Total cash, cash equivalents, and restricted cash	$4,631	$1,394

Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
Allowance for Doubtful Accounts

(In millions)	2016	2015	2014
Balance as of January 1	$48	$196	$162
Provision for doubtful accounts	11	11	50
Write-offs less recoveries	(18)	3	(16)
CEOC deconsolidation	—	(162)	—
Balance as of December 31	$41	$48	$196

Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]
Useful Lives

Land improvements			12	years
Buildings	20	to	40	years
Building and leasehold improvements	5	to	20	years
Furniture, fixtures, and equipment	2.5	to	20	years